Submission	Jan. 28, 2025
Submission [Line Items]
Central Index Key	0001549595
Registrant Name	Nurix Therapeutics, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES